Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales, net	$ 732,601	$ 667,237	$ 2,112,580	$ 1,260,539	$ 1,660,726	$ 1,317,092
Cost of goods sold	451,069	420,698	1,256,778	785,473	999,911	946,090
Gross margin	281,532	246,539	855,802	475,066	660,815	371,002
Operating expenses:
General and administrative expense -related party				26,020,400	26,020,400
Payroll and taxes	138,278	55,006	538,573	173,514	241,018	248,084
Legal and professional fees	40,977	57,773	676,022	226,120	242,892	55,131
Rent	4,356	4,203	13,068	12,610	16,225	28,896
General and administrative					301,126	159,920
Selling, general and administrative and expenses	120,448	91,839	426,921	180,379
Total operating expenses	304,060	208,821	1,654,585	26,613,023	26,821,661	492,031
Income (loss) from operations	(22,528)	37,718	(798,783)	(26,137,957)	(26,160,846)	(121,029)
Other (expense)
Interest expense	(4,905)	(7,215)	(11,327)	(23,173)	(34,299)	(29,955)
Miscellaneous income		28,642		28,642	40,084
Total other (expense)	(4,905)	21,427	(11,327)	5,469	5,785	(29,955)
Income (loss) before income taxes	(27,432)	59,145	(810,110)	(26,132,488)	(26,155,061)	(150,984)
Provision for income taxes (benefit)
Net loss	$ (27,432)	$ 59,144	$ (810,110)	$ (26,132,488)	$ (26,155,061)	$ (150,984)
Basic and diluted earnings (loss) per common share	$ (0.00)	$ 0.00	$ (0.06)	$ (2.00)	$ (2.00)	$ (0.01)
Weighted-average number of common shares outstanding:
Basic and diluted	14,053,310	13,100,461	13,861,540	13,060,434	13,076,590	12,944,088
Comprehensive income (loss):
Net income(loss)	$ (27,432)	$ 59,144	$ (810,110)	$ (26,132,488)	$ (26,155,061)	$ (150,984)
Unrealized gain on foreign exchange	(1,941)		(6,872)		9,892
Comprehensive income (loss)	$ (29,373)	$ 59,144	$ (816,982)	$ (26,132,488)	$ (26,145,169)	$ (150,984)